Derivatives - Schedule of Financial Assets Subject To Offsetting, Enforceable Master Netting Arrangements And Similar Agreements (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	R$ 73,384	R$ 92,439
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	73,384	92,439
Related amounts not offset in the statement of Financial position, financial instruments	(25,593)	(637)
Related amounts not offset in the statement of Financial position, cash collateral received	(99)	(367)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	47,692	91,435
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	69,760	85,413
Net amount of financial assets presented in the statement of financial position	69,760	85,413
Related amounts not offset in the statement of Financial position, financial instruments	(25,593)	(637)
Net amount	44,167	84,776
Securities purchased under agreements to resell
Disclosure of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	280,595	243,219
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	280,595	243,219
Related amounts not offset in the statement of Financial position, financial instruments	(91)	(11,648)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	280,504	231,571
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	434,607	388,787
Net amount of financial assets presented in the statement of financial position	434,607	388,787
Related amounts not offset in the statement of Financial position, financial instruments	(5,479)	(309,008)
Net amount	R$ 429,128	R$ 79,779